Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0001015965
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV Shares | ING U.S. Bond Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class ADV Shares ING U.S. Bond Index Portfolio Class ADV
Management Fee	[1]	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	[1]	0.50%
Administrative Service Fees	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.93%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.93%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV Shares ING U.S. Bond Index Portfolio Class ADV	95	296	515	1,143

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV Shares | ING U.S. Bond Index Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%	[1]
1 Yr	rr_ExpenseExampleYear01	95
3 Yrs	rr_ExpenseExampleYear03	296
5 Yrs	rr_ExpenseExampleYear05	515
10 Yrs	rr_ExpenseExampleYear10	1,143
Class ADV Shares | ING U.S. Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Class I Shares | ING U.S. Bond Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class I Shares ING U.S. Bond Index Portfolio Class I
Management Fee	[1]	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	[1]	none
Administrative Service Fees	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.43%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.43%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING U.S. Bond Index Portfolio Class I	44	138	241	542

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class I Shares | ING U.S. Bond Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.43%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.43%	[1]
1 Yr	rr_ExpenseExampleYear01	44
3 Yrs	rr_ExpenseExampleYear03	138
5 Yrs	rr_ExpenseExampleYear05	241
10 Yrs	rr_ExpenseExampleYear10	542
Class I Shares | ING U.S. Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Class S Shares | ING U.S. Bond Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class S Shares ING U.S. Bond Index Portfolio Class S
Management Fee	[1]	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	[1]	0.25%
Administrative Service Fees	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.68%
Waivers and Reimbursements	[1][3]	none
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.68%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING U.S. Bond Index Portfolio Class S	69	218	379	847

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S Shares | ING U.S. Bond Index Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%	[1]
1 Yr	rr_ExpenseExampleYear01	69
3 Yrs	rr_ExpenseExampleYear03	218
5 Yrs	rr_ExpenseExampleYear05	379
10 Yrs	rr_ExpenseExampleYear10	847
Class S Shares | ING U.S. Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Class S2 Shares | ING U.S. Bond Index Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class S2 Shares ING U.S. Bond Index Portfolio Class S2
Management Fee	[1]	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	[1]	0.50%
Administrative Service Fees	[1]	0.10%
Other Expenses	[1]	0.04%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Portfolio Operating Expenses	[1][2]	0.93%
Waivers and Reimbursements	[1][3]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	0.83%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING U.S. Bond Index Portfolio Class S2	85	279	498	1,127

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

a.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Operating Expenses" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.93%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.95% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectuses is hereby deleted and replaced with the following:

	$000,00	$000,00	$000,00	$000,00	$000,00
Class		1 Yr	3 Yrs	5 Yrs	10 Yrs

ADV		$95	296	515	1,143

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.43%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.43%

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[3]

The adviser is contractually obligated to limit expenses to 0.45% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$44	138	241	542

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.68%
Waivers and Reimbursements [3]	0.00%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.68%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.70% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$69	218	379	847

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S2 Shares | ING U.S. Bond Index Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.83%	[1]
1 Yr	rr_ExpenseExampleYear01	85
3 Yrs	rr_ExpenseExampleYear03	279
5 Yrs	rr_ExpenseExampleYear05	498
10 Yrs	rr_ExpenseExampleYear10	1,127
Class S2 Shares | ING U.S. Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001015965_SupplementTextBlock

ING VARIABLE PORTFOLIOS, INC.

ING U.S. Bond Index Portfolio

(the "Portfolio")

Supplement dated February 1, 2012

to the Portfolio's current Prospectuses each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On December 15, 2011 the Portfolio's Board of Directors ("Board") approved a change with respect to the Portfolio's sub-adviser from Neuberger Berman Fixed Income LLC to ING Investment Management Co. LLC ("ING IM") with related changes to the advisory fee payable to ING Investments, LLC (the "Adviser"). There are no proposed changes to the Portfolio's current investment objective or strategy.

2.	Effective on or about March 1, 2012, the Portfolio's prospectuses will be revised as follows:

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.28%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Service Fees	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[2]	0.93%
Waivers and Reimbursements [3]	(0.10)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.83%

1	Expense ratios have been adjusted to reflect current contractual rates.
2

Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectuses is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$85	279	498	1,127

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	Total Annual Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 0.85% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011